Shareholder Report, Average Annual Return (Details) 191814_Carillon Scout Mid Cap Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	97 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	14.27%	7.85%	8.93%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	14.27%	7.85%	8.93%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	13.94%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	10.60%	8.67%	10.05%